Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net loss	$ (32,237)	$ (2,942)	$ (95,000)	$ (65,269)	$ (76,502)
Other comprehensive income (loss):
Net foreign currency translation adjustments	(28,564)	(11,477)	(62,757)	90,507	59,781
Net change in defined benefit pension plan, net of income tax	(2,640)	(291)	(25,437)	53,419	(51,006)
Net change in cash flow hedges	(169)	(733)	(2,437)	(571)	2,977
Comprehensive income (loss)	(63,610)	(15,443)	(185,631)	78,086	(64,750)
Comprehensive income (loss) attributable to:
Controlling interest	(66,234)	(19,419)	(184,219)	49,972	(39,723)
Non-controlling interest	2,624	3,976	(1,412)	28,114	(25,027)
Comprehensive income (loss)	$ (63,610)	$ (15,443)	$ (185,631)	$ 78,086	$ (64,750)